ADDITIONAL CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Additional Cash Flow Information
Schedule of additional cash flow information

	For the nine-month periods ended
	September 30, 2021 $	September 30, 2020 $
Grants receivable	(635)	(252)
Deferred grants	(1,511)	2,216
Mining tax credits	(485)	(1,223)
Sales taxes receivable	(892)	66
Prepaid expenses	(4,400)	132
Accounts payable and accrued liabilities	1,047	(953)
Total net change in working capital	(6,876)	(14)

Items not affecting cash
Property and equipment included in accounts payable and accrued liabilities.	6,263	173
Share issue costs included in accounts payables and accrued liabilities	258	-
Shares issued for interest payment	797	-